Long term debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long term debt

	Note	December 31, 2022	December 31, 2021
Credit Facility	13(a)	$180,000	$110,000
Convertible debentures	13(b)	129,750	129,750
Financing obligations	13(c)	32,889	47,945
Mortgage	13(d)	29,231	30,000
Promissory notes	13(e)	11,238	13,210
Unamortized deferred financing costs	13(f)	(4,371)	(5,178)
		$378,737	$325,727
Less: current portion of long-term debt		(20,600)	(19,693)
		$358,137	$306,034

	December 31, 2022	December 31, 2021
Cost	$6,336	$6,351
Accumulated amortization	1,965	1,173
	$4,371	$5,178

Schedule of convertible debt
b) Convertible debentures

	December 31, 2022	December 31, 2021
5.50% convertible debentures	$74,750	$74,750
5.00% convertible debentures	55,000	55,000
	$129,750	$129,750
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Share equivalence per $1000 debenture	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.75	$40.4040	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$26.25	$38.0952	$2,691